Long-term debt (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Annual interest rates on long-term debt
Long-term debt	$ 23,033
Average cost of derivative transactions (as a percent)	3.22%
Euro Bond
Annual interest rates on long-term debt
Percentage of derivative transactions cost	4.71%
Floating Rate Debt
Annual interest rates on long-term debt
Percentage of derivative transactions cost	7.00%
Up to 3%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, maximum (as a percent)	3.00%
Long-term debt	4,738
3.1% to 5%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	3.10%
Annual interest rates on long-term debt, maximum (as a percent)	5.00%
Long-term debt	2,301
5.1% to 7%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	5.10%
Annual interest rates on long-term debt, maximum (as a percent)	7.00%
Long-term debt	8,802
7.1% to 9%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	7.10%
Annual interest rates on long-term debt, maximum (as a percent)	9.00%
Long-term debt	2,793
Average cost of all derivative transactions (as a percent)	2.98%
Total cost of derivative transactions	6,005
Amount which includes above original interest rate	5,041
9.1% to 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	9.10%
Annual interest rates on long-term debt, maximum (as a percent)	11.00%
Long-term debt	2,365
Over 11%
Annual interest rates on long-term debt
Annual interest rates on long-term debt, minimum (as a percent)	11.00%
Long-term debt	2,033
Variable Perpetual Notes
Annual interest rates on long-term debt
Long-term debt	$ 1